INCOME TAXES - Net Operating Loss Carryforward (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
U.S.
Operating loss carryforwards
Net operating loss carryforwards	$ 18,299,500	$ 12,406,800